INTANGIBLE ASSETS, NET (Schedule of Net Intangible Assets) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Original amount		$ 15,589	$ 15,589
Impairment of acquisition-related intangible assets (*)	[1]	4,122	4,122
Accumulated amortization and impairment charges		14,158	12,811
Intangible assets, net		1,431	2,778
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount		13,384	13,384
Accumulated amortization and impairment charges		8,202	6,977
Intangible assets, net		$ 1,263	2,488
Weighted average amortization period		4 years 8 months 27 days
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount		$ 1,981	1,981
Accumulated amortization and impairment charges		1,610	1,544
Intangible assets, net		$ 168	234
Weighted average amortization period		5 years 10 months 2 days
Non-competition agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount		$ 224	224
Accumulated amortization and impairment charges		224	168
Intangible assets, net			$ 56
Weighted average amortization period		4 years

[1]	In 2016, the Company recorded a $4,122 impairment charge on core technology and customer relationships. This impairment was based upon forecasted discounted cash flows which considered delayed sales trends with longer than expected sales cycles of Appfluent products, which the Company believes is primarily due to the innovative nature of this solution.